Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at September 30, 2018 and December 31, 2017:

	2018	2017

Prepayments to vendors	$1,418,215	$295,448
Employee receivables	-	6,203
Prepaid and refundable income taxes	9,725	33,435
Prepaid local taxes	-	1,015
Prepaid insurance	32,462	-
Prepaid licenses and other	141,615	51,905

Prepaid expenses and other current assets	$1,602,017	$388,006

Prepaid expenses and other current assets consisted of the following at December 31, 2017 and 2016:

	2017	2016

Prepayments to vendors	$295,448	$351,408
Employee receivables	6,203	3,571
Prepaid local taxes	1,015	16,385
Prepaid and refundable income taxes	33,435	30,879
Prepaid licenses and other	51,905	44,793

Prepaid expenses and other current assets	$388,006	$447,036